BONDS AND SECURITIES AT AMORTIZED COST (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Bonds And Securities At Amortized Cost
Financial assets amortized cost	R$ 75,296,338	R$ 25,937,875